Stock-Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
STOCK-BASED COMPENSATION
Stock-Based Compensation

7.Stock-Based Compensation

On March 2, 2011, the 2010 Long-Term Incentive Plan (the “2010 Plan”) was approved by our stockholders.  The 2010 Plan, among other things, authorizes the Human Resources Committee of the Board to grant non-qualified stock options, restricted stock awards and stock appreciation rights to selected employees and to non-employee Directors.  Restricted stock may be granted for no consideration other than prior and future services.  The purchase price per share for stock options may not be less than market price of the underlying stock on the date of grant.  Stock options expire 10 years after the grant date.  There were 419,585 non-qualified stock options and 275,250 shares of restricted stock awards granted in the six months ended March 31, 2015.  Awards outstanding in the 2005 Long-Term Incentive Plan (the “2005 Plan”) and one prior equity plan remain subject to the terms and conditions of those plans.

A summary of compensation cost for stock-based payment arrangements recognized in general and administrative expense is as follows:

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Compensation expense
Stock options	$1,908	$1,989	$4,970	$5,642
Restricted stock	4,189	3,805	8,109	7,162
	$6,097	$5,794	$13,079	$12,804

STOCK OPTIONS

The following summarizes the weighted-average assumptions utilized in determining the fair value of options granted during the six months ended March 31, 2015 and 2014:

	2015	2014

Risk-free interest rate	1.7%	1.6%
Expected stock volatility	36.9%	52.6%
Dividend yield	3.9%	3.1%
Expected term (in years)	5.5	5.5

Risk-Free Interest Rate.  The risk-free interest rate is based on U.S. Treasury securities for the expected term of the option.

Expected Volatility Rate.  Expected volatility is based on the daily closing price of our stock based upon historical experience over a period which approximates the expected term of the option.

Expected Dividend Yield.  The expected dividend yield is based on our current dividend yield.

Expected Term.  The expected term of the options granted represents the period of time that they are expected to be outstanding.  We estimate the expected term of options granted based on historical experience with grants and exercises.

A summary of stock option activity under all existing long-term incentive plans for the three and six months ended March 31, 2015 is presented in the following tables:

	Three Months Ended March 31, 2015
			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Shares	Exercise	Contractual Term	Value
Options	(in thousands)	Price	(in years)	(in millions)

Outstanding at January 1, 2015	2,931	$47.96
Granted	—	—
Exercised	(20)	51.38
Forfeited/Expired	(2)	76.68
Outstanding at March 31, 2015	2,909	$47.91	5.6	$61.8
Vested and expected to vest at March 31, 2015	2,902	$47.86	5.6	$61.8

Exercisable at March 31, 2015	2,147	$41.22	4.6	$58.7

	Six Months Ended March 31, 2015
		Weighted-
		Average
	Shares	Exercise
Options	(in thousands)	Price

Outstanding at October 1, 2014	2,629	$43.46
Granted	420	68.83
Exercised	(124)	21.56
Forfeited/Expired	(16)	68.59
Outstanding at March 31, 2015	2,909	$47.91

The weighted-average fair value of options granted in the first quarter of fiscal 2015 was $16.39.  No options were granted in the second quarter of fiscal 2015.

The total intrinsic value of options exercised during the three and six months ended March 31, 2015 was $0.3 million and $7.2 million, respectively.

As of March 31, 2015, the unrecognized compensation cost related to stock options was $9.2 million which is expected to be recognized over a weighted-average period of 2.8 years.

RESTRICTED STOCK

Restricted stock awards consist of our common stock and are time-vested over three to six years.  We recognize compensation expense on a straight-line basis over the vesting period.  The fair value of restricted stock awards under the 2010 Plan is determined based on the closing price of our shares on the grant date.  As of March 31, 2015, there was $29.9 million of total unrecognized compensation cost related to unvested restricted stock awards which is expected to be recognized over a weighted-average period of 2.7 years.

A summary of the status of our restricted stock awards as of March 31, 2015 and changes in restricted stock outstanding during the six months then ended is presented below:

	Six Months Ended
	March 31, 2015
		Weighted-
		Average
	Shares	Grant-Date
Restricted Stock Awards	(in thousands)	Fair Value

Unvested at October 1, 2014	634	$64.03
Granted	275	68.83
Vested (1)	(214)	54.18
Forfeited	(8)	66.51
Unvested at March 31, 2015	687	$66.93

(1)	The number of restricted stock awards vested includes shares that we withheld on behalf of our employees to satisfy the statutory tax withholding requirements.

NOTE 6 STOCK-BASED COMPENSATION

        On March 2, 2011, the 2010 Long-Term Incentive Plan (the "2010 Plan") was approved by our stockholders. The 2010 Plan, among other things, authorizes the Human Resources Committee of the Board of Directors to grant nonqualified stock options, restricted stock awards and stock appreciation rights to selected employees and to non-employee Directors. Restricted stock may be granted for no consideration other than prior and future services. The purchase price per share for stock options may not be less than market price of the underlying stock on the date of grant. Stock options expire 10 years after the grant date. We have the right to satisfy option exercises from treasury shares and from authorized but unissued shares. There were 261,438 nonqualified stock options and 230,375 shares of restricted stock awards granted under the 2010 Plan during fiscal 2014. Awards outstanding in the 2005 Long-Term Incentive Plan (the "2005 Plan") and one prior equity plan remain subject to the terms and conditions of those plans.

        A summary of compensation cost for stock-based payment arrangements recognized in general and administrative expense in fiscal 2014, 2013 and 2012 is as follows:

	September 30,
	2014	2013	2012
	(in thousands)
Compensation expense
Stock options	$11,268	$11,512	$9,791
Restricted stock	15,435	11,759	8,287

	$26,703	$23,271	$18,078

        Benefits of tax deductions in excess of recognized compensation cost of $26.6 million, $9.8 million and $3.3 million are reported as a financing cash flow in the Consolidated Statements of Cash Flows for fiscal 2014, 2013 and 2012, respectively.

STOCK OPTIONS

        Vesting requirements for stock options are determined by the Human Resources Committee of our Board of Directors. Options currently outstanding began vesting one year after the grant date with 25 percent of the options vesting for four consecutive years.

        We use the Black-Scholes formula to estimate the fair value of stock options granted to employees. The fair value of the options is amortized to compensation expense on a straight-line basis over the requisite service periods of the stock awards, which are generally the vesting periods. The weighted-average fair value calculations for options granted within the fiscal period are based on the following weighted-average assumptions set forth in the table below. Options that were granted in prior periods are based on assumptions prevailing at the date of grant.

	2014	2013	2012
Risk-free interest rate	1.6%	0.7%	1.0%
Expected stock volatility	52.6%	53.9%	53.3%
Dividend yield	3.1%	1.1%	0.4%
Expected term (in years)	5.5	5.5	5.5

        Risk-Free Interest Rate.    The risk-free interest rate is based on U.S. Treasury securities for the expected term of the option.

        Expected Volatility Rate.    Expected volatilities are based on the daily closing price of our stock based upon historical experience over a period which approximates the expected term of the option.

        Expected Dividend Yield.    The dividend yield is based on our current dividend yield.

        Expected Term.    The expected term of the options granted represents the period of time that they are expected to be outstanding. We estimate the expected term of options granted based on historical experience with grants and exercises.

        Based on these calculations, the weighted-average fair value per option granted to acquire a share of common stock was $29.44, $23.80 and $27.75 per share for fiscal 2014, 2013 and 2012, respectively.

        The following summary reflects the stock option activity for our common stock and related information for fiscal 2014, 2013 and 2012 (shares in thousands):

	2014		2013		2012
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at October 1,	3,991	$34.12	4,690	$29.56	4,589	$25.84
Granted	261	79.67	365	54.18	456	59.68
Exercised	(1,613)	26.08	(1,057)	20.68	(314)	17.24
Forfeited/Expired	(10)	68.82	(7)	52.32	(41)	42.21

Outstanding on September 30,	2,629	$43.46	3,991	$34.12	4,690	$29.56

Exercisable on September 30,	1,884	$35.93	3,063	$28.48	3,575	$24.66

Shares available to grant	3,432		4,116		5,082

        The following table summarizes information about stock options at September 30, 2014 (shares in thousands):

	Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices	Options	Weighted-Average Remaining Life	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
$16.01 to $35.105	1,108	2.7	$27.00	1,108	$27.00
$38.015 to $54.18	896	6.6	$46.74	574	$43.36
$59.76 to $79.67	625	8.0	$67.91	202	$63.76

$16.01 to $79.67	2,629	5.3	$43.46	1,884	$35.93

        At September 30, 2014, the weighted-average remaining life of exercisable stock options was 4.2 years and the aggregate intrinsic value was $116.7 million with a weighted-average exercise price of $35.93 per share.

        The number of options vested or expected to vest at September 30, 2014 was 2,623,688 with an aggregate intrinsic value of $142.8 million and a weighted-average exercise price of $43.43 per share.

        As of September 30, 2014, the unrecognized compensation cost related to the stock options was $7.6 million. That cost is expected to be recognized over a weighted-average period of 2.3 years.

        The total intrinsic value of options exercised during fiscal 2014, 2013 and 2012 was $100.9 million, $40.4 million and $12.0 million, respectively.

        The grant date fair value of shares vested during fiscal 2014, 2013 and 2012 was $8.8 million, $9.3 million and $8.1 million, respectively.

RESTRICTED STOCK

        Restricted stock awards consist of our common stock and are time-vested over three to six years. We recognize compensation expense on a straight-line basis over the vesting period. The fair value of restricted stock awards under the 2010 Plan is determined based on the closing price of our shares on the grant date. As of September 30, 2014, there was $20.0 million of total unrecognized compensation cost related to unvested restricted stock awards. That cost is expected to be recognized over a weighted-average period of 2.3 years.

        A summary of the status of our restricted stock awards as of September 30, 2014, and of changes in restricted stock outstanding during the fiscal years ended September 30, 2014, 2013 and 2012, is as follows (shares in thousands):

	2014		2013		2012
	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share
Outstanding at October 1,	576	$55.17	430	$52.52	323	$42.38
Granted	230	79.67	307	54.18	244	59.76
Vested (1)	(157)	54.08	(155)	45.88	(119)	40.21
Forfeited/Expired	(15)	67.92	(6)	54.67	(18)	49.75

Outstanding on September 30,	634	$64.03	576	$55.17	430	$52.52
(1)	The number of restricted stock awards vested includes shares that we withheld on behalf of our employees to satisfy the statutory tax withholding requirements.